Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	SEI CATHOLIC VALUES TRUST
Entity Central Index Key	0001627853
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2022
Document Effective Date	Jun. 30, 2022
Prospectus Date	Jun. 30, 2022
Class F Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	CAVAX
Class F Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	CFVAX
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Prospectus:
Trading Symbol	CAVYX
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Prospectus:
Trading Symbol	CFVYX